Revenue from contracts with customers	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers

Note 4 — Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The principal revenue activities of the Company for the years ended March 31, 2024, 2023 and 2022 were as follows:

	For the Year Ended March 31,
Revenue categories	2024	2023	2022
Revenue from ViraxClear	156,419	8,561	—
Total Revenue	$156,419	$8,561	$—

Revenues were $156,419 for the year ended March 31, 2024 which consisted of sales of test kits to two customers. Revenues were $8,561 for the year ended March 31, 2023 which consisted of sales of test kits to one customer. There was no revenue for the year ended March 31, 2022.

Accounting policies and significant judgments

Management does not consider there to be any significant judgments or estimates in the revenue recognition for the years ended March 31, 2024 and 2023.